Loan Payable (Q3) (Details)		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 22, 2021 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Sep. 30, 2024 USD ($)	Sep. 30, 2023 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Sep. 26, 2024 USD ($)	Jul. 12, 2024 payment $ / shares
Term Loan
Short-term Debt [Line Items]
Initial borrowing capacity	$ 40,000,000
Interest rate (as percent)	12.00%
Proceeds from issuance of convertible notes	$ 25,000,000
Amount no longer available for borrowing	$ 15,000,000
Debt term	2 years
Unamortized debt discount	$ 15,800,000
Percentage of debt discount in excess of initial face value	63.00%
Calculated effective interest rate	126.00%	28.20%		28.20%		28.20%
Interest expense amortization		$ 0	$ 300,000	$ 45,700	$ 1,200,000	$ 1,400,000	$ 2,700,000
Convertible promissory notes | Convertible Debt
Short-term Debt [Line Items]
Initial borrowing capacity								$ 2,300,000
Interest rate (as percent)									15.00%
Number of periodic payments | payment									4
Debt instrument, convertible, conversion price (in dollars per share) | $ / shares									$ 0.53
Debt instrument, prepayment penalty fee (as percent)									10.00%
Default interest derivative		0		$ 0
Mark-to-market adjustments of default interest derivative		$ 0